Vessels, Net, Acquisition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 12, 2024
Meiship [Member]
Vessels, Net [Abstract]
Purchase price		$ 37,000
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions	$ 1,173